ADVANCE TO SUPPLIERS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Advance To Suppliers Net
SCHEDULE OF ADVANCE TO SUPPLIERS

Advance to suppliers, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Advance for products and services from third parties	$7,565,683	$6,237,311
Less: allowance for expected credit losses	(1,669,088)	(599,482)
Advance to suppliers, net	$5,896,595	$5,637,829

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER

The movement of allowance for credit losses for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$599,482	$562,848	$369,021
Current year addition	1,054,857	42,905	225,762
Foreign exchange difference	14,749	(6,271)	(31,935)
Balance at end of the year	$1,669,088	$599,482	$562,848